Debt - Schedule of Debt (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total short-term debt -third parties	$ 819,960	$ 752,449	$ 2,791,582	[1]
Total short-term debt -related parties	54,000	54,000	876,550	[1]
Total notes payable - related parties			4,060,785	[1]
Total debt	923,960	856,449	7,778,917
Note Payable - AHA [Member]
Total short-term debt -third parties	125,000	250,000	610,783
Accounts Receivable Financing - Sallyport Commercial [Member]
Total short-term debt -third parties	694,960	502,449
Note Payable - Logical Choice Corporation - Delaware [Member]
Total short-term debt -related parties	54,000	54,000	54,000
Convertible Note Payable - Mark Elliott [Member]
Total notes payable - related parties	$ 50,000	50,000	50,000
Note payable - Skyview [Member]
Total short-term debt -third parties			1,460,508
Line of credit - Crestmark Bank [Member]
Total short-term debt -third parties			720,291
Line of Credit - Vert Capital [Member]
Total short-term debt -related parties			822,550
Note Payable - Marlborough Trust [Member]
Total notes payable - related parties			2,040,183
Note payable - EDI [Member]
Total notes payable - related parties			$ 2,020,602

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis.